INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of income tax expense and the amount computed by applying the statutory income tax rate to the income before income tax provision is as follows:

	For the six months ended
	June 30,
	2013	2012
	US$	US$
Tax computed at statutory rate	274,792	333,808
Other nondeductible items	40,091	82,660
	314,883	416,468